Other Finance Expenses	12 Months Ended
Dec. 31, 2019
Other Finance Expenses
Other Finance Expenses

9) Other Finance Expenses

(a) Interest Expense

The following table presents the components of interest cost as reported in the consolidated statements of operations for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
(U.S. Dollars in thousands)	2019	2018	2017
Interest expense	$48,118	$46,768	$28,977
Amortization of debt issuance cost and fair value of debt assumed	2,617	3,188	1,737
Total interest cost	$50,735	$49,956	$30,714

(b) Other Finance Expense

The following table presents the components of other finance expense for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
(U.S. Dollars in thousands)	2019	2018	2017
Bank fees, charges	$597	$551	$516
Guarantee costs	—	403	621
Commitment fees	248	306	269
Total other finance expense	$845	$1,260	$1,406